Note 1 - Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Note 1 - Segment Information

1Segment information

As mentioned in section II.C, the Segment Information is disclosed as follows:

Reportable operating segments

(All amounts in millions of U.S. dollars)

Year ended December 31, 2022	Tubes	Other	Total
Management view - operating income	2,772	75	2,847
Difference in cost of sales			44
Differences in depreciation and amortization			2
Differences in selling, general and administrative expenses			(4)
Differences in other operating income (expenses), net			74
IFRS - operating income			2,963
Financial income (expense), net			(6)
Income before equity in earnings of non-consolidated companies and income tax			2,957
Equity in earnings of non-consolidated companies			209
Income before income tax			3,166

IFRS - Net Sales	11,133	630	11,763
Depreciation and amortization	588	20	608

Year ended December 31, 2021	Tubes	Other	Total
Management view - operating income	178	65	243
Difference in cost of sales			473
Differences in depreciation and amortization			(1)
Differences in other operating income (expenses), net			(8)
IFRS - operating income			708
Financial income (expense), net			23
Income before equity in earnings of non-consolidated companies and income tax			731
Equity in earnings of non-consolidated companies			513
Income before income tax			1,243

IFRS - Net Sales	5,994	528	6,521
Depreciation and amortization	575	20	595

Year ended December 31, 2020	Tubes	Other	Total
Management view - operating (loss)	(277)	(50)	(327)
Difference in cost of sales			(134)
Differences in depreciation and amortization			-
Differences in selling, general and administrative expenses			(2)
Differences in other operating income (expenses), net			(200)
IFRS - operating (loss)			(663)
Financial income (expense), net			(65)
(Loss) before equity in earnings of non-consolidated companies and income tax			(728)
Equity in earnings of non-consolidated companies			109
(Loss) before income tax			(619)

IFRS - Net Sales	4,844	303	5,147
Depreciation and amortization	661	18	679

Transactions between segments, which were eliminated in consolidation, are mainly related to sales of scrap, energy, surplus raw materials and others from the Other segment to the Tubes segment for $77.9 million, $45.6 million and $16.9 million in 2022, 2021 and 2020, respectively.

There are no material differences between IFRS and management view in total revenues and by reportable segments.

The differences between operating income under IFRS view and the management view are mainly related to the cost of goods sold, reflecting the effect of raw materials prices increases on the valuation of the replacement cost considered for management view compared to IFRS cost calculated at historical cost on a FIFO basis, and other minor timing differences.

The main difference in Other operating income (expenses), for the year ended December 31, 2022, is attributable to the effect of the reclassification of the currency translation adjustment reserve related to NKK Tubes’ definitive cease of operations, not impacting the management view. For the year ended in December 31, 2020, the main difference in Other operating income (expenses) is attributable to the impairment of the goodwill, which residual value in the management view differed from IFRS.

In addition to the amounts reconciled above, the main differences in net income arise from the impact of functional currencies on financial result, deferred income taxes as well as the result of investment in non-consolidated companies.

Geographical information

	North America	South America	Europe	Middle East & Africa	Asia Pacific	Unallocated (*)	Total
Year ended December 31, 2022
Net sales	6,902,787	2,550,402	1,000,833	1,031,106	277,398	-	11,762,526
Total assets	9,018,386	3,896,403	2,071,624	739,579	283,608	1,540,646	17,550,246
Trade receivables	1,371,717	583,223	202,753	249,637	86,610	-	2,493,940
Property, plant and equipment, net	3,548,844	1,031,423	706,539	189,701	79,756	-	5,556,263
Capital expenditures	118,644	176,448	62,143	2,813	18,398	-	378,446
Depreciation and amortization	348,550	125,324	76,631	37,612	19,606	-	607,723

Year ended December 31, 2021
Net sales	3,360,345	1,311,279	742,463	857,120	250,000	-	6,521,207
Total assets	7,992,946	2,399,448	1,727,573	581,204	364,486	1,383,774	14,449,431
Trade receivables	652,483	234,800	180,515	146,125	85,149	-	1,299,072
Property, plant and equipment, net	3,805,912	984,413	742,461	221,859	70,156	-	5,824,801
Capital expenditures	106,118	63,723	43,344	6,689	19,644	-	239,518
Depreciation and amortization	307,116	125,781	89,667	41,528	30,629	-	594,721

Year ended December 31, 2020
Net sales	2,179,949	776,235	642,793	1,227,532	320,225	-	5,146,734
Total assets	8,071,574	1,868,458	1,461,738	804,559	552,508	957,352	13,716,189
Trade receivables	411,692	115,972	139,427	210,194	90,863	-	968,148
Property, plant and equipment, net	3,971,101	1,050,619	823,057	242,939	105,465	-	6,193,181
Capital expenditures	71,531	63,111	39,691	10,452	8,537	-	193,322
Depreciation and amortization	408,546	106,827	84,518	44,259	34,656	-	678,806

(*) For 2022, 2021 and 2020 includes Investments in non-consolidated companies. See note 13 to these Consolidated Financial Statements.

There are no revenues from external customers attributable to the Company’s country of incorporation (Luxembourg).

The principal countries from which the Company derives its revenues are USA (42%), Argentina (13%), Mexico (10%), Canada, Colombia and Italy.

Revenue is mainly recognized at a point in time to direct customers, when control has been transferred and there is no unfulfilled performance obligation that could affect the acceptance of the product by the customer. Revenues related to governmental institutions represent approximately 22%, 23% and 24% in 2022, 2021 and 2020 respectively.

Tubes segment revenues by market:

(All amounts in millions of U.S. dollars)

Revenues Tubes	2022	2021	2020
Oil & Gas	9,543	4,895	4,022
Oil & Gas processing plants	738	459	407
Industrial, Power and Others	852	640	415
Total	11,133	5,994	4,844

At December 31, 2022, 2021 and 2020, the Company recognized contract liabilities related to customer advances in the amount of $242.9 million, $92.4 million and $48.7 million, respectively. Each of these amounts are reclassified to revenues during the subsequent years. In these periods, no significant adjustments in revenues were performed related to previously satisfied performance obligations.